Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000007432 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000007432 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000007432 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000007432 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000007432 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000007432 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000007432 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000007432 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000007432 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000007432 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000007432 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
C000007432 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007432 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007432 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007432 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007432 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007432 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000007432 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007429 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000007429 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000007429 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000007429 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000007429 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000007429 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000007429 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000007429 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000007429 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000007429 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000007429 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[4]
C000007429 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007429 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007429 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007429 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007429 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007429 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007429 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007429 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007429 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007429 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000007429 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000007431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000007431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000007431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000007431 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000007431 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000007431 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000007431 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000007431 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000007431 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000007431 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[6]
C000007431 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007431 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007431 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007431 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007431 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007431 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000007431 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[7]
C000199761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000199761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[7]
C000199761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000199761 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000199761 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199761 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199761 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000199761 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000199761 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000199761 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000199761 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199761 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199761 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199761 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199761 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199761 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199761 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199761 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199761 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000199761 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007433 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000007433 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000007433 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000007433 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000007433 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000007433 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000007433 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000007433 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000007433 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000007433 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000007433 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[10]
C000007433 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007433 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007433 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007433 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007433 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007433 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000007433 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.